Shareholders' Equity (Details) - Schedule of fair value of options granted using the Black-Scholes option pricing model - Employee Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity (Details) - Schedule of fair value of options granted using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)	$ 0.55
Minimum [Member]
Shareholders' Equity (Details) - Schedule of fair value of options granted using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)		$ 1.02
Expected volatility	66.00%	66.00%
Risk-free interest	0.29%	0.48%
Expected life of up to (years)	2 years 3 months	3 years 3 days
Maximum [Member]
Shareholders' Equity (Details) - Schedule of fair value of options granted using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)		$ 1.08
Expected volatility	78.00%	69.00%
Risk-free interest	0.79%	0.83%
Expected life of up to (years)	3 years 102 days	3 years 204 days